TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TRADE AND OTHER PAYABLES

10 TRADE AND OTHER PAYABLES

	2024	2025
	S$	S$

Trade payable	38,633	124,742
Other payables	37,292	61,077
Accrued operating expenses	363,690	252,379
Deferred income	1,408	3,014
Sales and services tax payable	-	2,655
Total	441,023	443,867

Trade and other payables including amounts due to directors were unsecured, interest-free, and repayable on demand.